Basic and Diluted Weighted Average Share Amounts (Detail) - shares	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Weighted Average Number of Shares Outstanding [Line Items]
Weighted-average shares outstanding-basic	92,936,942	95,495,357
Potential dilutive effect of shares to be issued to settle the debentures	17,616,722	14,603,082
Weighted-average shares outstanding-diluted	110,553,664	110,098,439